Revenue, Disaggregation of Revenue from Contracts with Customers (Details) - AUD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue from contracts with customers		$ 230,165	$ 254,597		$ 0
Revenue	[1],[2]	223,365	200,873	[3]	0	[3]
China
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue from contracts with customers	[1]	213,062	197,666		0
United States of America
Disclosure of disaggregation of revenue from contracts with customers [Abstract]
Revenue from contracts with customers	[1]	$ 10,303	$ 3,207		$ 0

[1]	Revenue is primarily presented by the geographical destination of the product.
[2]	Revenue relates solely to the sale of spodumene concentrate from North American Lithium. Refer to Note 5 (b) for a disaggregation of revenue by primary geographical market.
[3]	Refer to Note 32 for details on restatement of prior period comparatives.